Long-term Notes Receivable and Other Assets - Additional Information (Detail) - MXN ($) $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 15, 2016	Jun. 29, 2016	Dec. 24, 2015	Jun. 30, 2017	Aug. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable						$ 147,274,076	$ 140,578,871
Promissory notes contibution amount						(2,522,206)	(1,545,749)
Financing income [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued yields						$ 9,233,950	$ 3,597,654
Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes						4.65%	4.35%
Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes						7.03%	7.04%
Fondo laboral pemex portfolio [member]
Disclosure of notes receivable and other non current assets [line items]
Maturity				2017
Fondo laboral pemex portfolio [member] | Federal Government [member]
Disclosure of notes receivable and other non current assets [line items]
Remaining part of promissory note transferred						$ 22,217,300
2017 [member] | Fondo laboral pemex portfolio [member]
Disclosure of notes receivable and other non current assets [line items]
Promissory notes contibution amount				$ 1,562,288
SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued interest rate			6.93%
Petroleos Mexicanos [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment			$ 50,000,000
Discounted value of promissory note		$ 184,230,586
Promissory notes exchange price	$ 47,000,000
Increase in equity		$ 135,439,612
Increase in convertible promissory notes					$ 1,209,026
Non-negotiable promissory note [member] | SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment			$ 50,000,000